Financial Assets and Liabilities - Summary of Movements of Consolidated Mark-to-Market Gains (Losses) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes In Fair Value Of Credit Derivative [Abstract]
Net mark-to-market gains at beginning of the year	₱ 243	₱ 237
Effective portion recognized in the profit or loss for the cash flow hedges	14	27
Gains (losses) on derivative financial instruments (Note 4)	(233)	1,135	₱ 724
Net fair value losses on cash flow hedges (Note 28)	(330)	(286)	(411)
Settlements, interest expense and others	235	(870)
Net mark-to-market gains (losses) at end of the year	₱ (71)	₱ 243	₱ 237